Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income before income taxes	¥ 352,440	¥ 302,706	¥ 130,280
Income taxes:
Current	100,156	81,692	49,879
Deferred	(7,800)	(9,826)	(15,542)
Income taxes	92,356	71,866	34,337
Domestic Country
Income Taxes [Line Items]
Income before income taxes	177,235	165,927	48,186
Income taxes:
Current	53,104	47,491	24,063
Deferred	(1,129)	6,883	(6,007)
Income taxes	51,975	54,374	18,056
Foreign Country
Income Taxes [Line Items]
Income before income taxes	175,205	136,779	82,094
Income taxes:
Current	47,052	34,201	25,816
Deferred	(6,671)	(16,709)	(9,535)
Income taxes	¥ 40,381	¥ 17,492	¥ 16,281